Financial instruments - Maturity Analysis of Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 68,827	$ 78,307
Other long-term liabilities	1,026	1,007
Long-term debt		30,000
Less than 1 Year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	68,827	78,307
Other long-term liabilities	0	0
Long-term debt		0
1 to 5 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Other long-term liabilities	1,026	1,007
Long-term debt		30,000
>5 Years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Other long-term liabilities	$ 0	0
Long-term debt		$ 0